The UBS Funds	Prospectus Supplement

The UBS Funds
UBS Global Allocation Fund
Prospectus Supplement

October 15, 2015

Dear Investor,

The purpose of this supplement is to update the Prospectus of the UBS Global Allocation Fund series (the "Fund") of The UBS Funds dated October 28, 2014, as supplemented, regarding certain regulatory requirements affecting the Fund.

UBS Global Asset Management (Americas) Inc. (the “Advisor”) is now subject to registration and regulation as a commodity pool operator under the Commodity Exchange Act with respect to its services to the Fund.

Therefore, the information relating to the Fund under the heading “More information about the funds—UBS Global Allocation Fund” and the sub-heading “Other information” on page 48 of the Prospectus is deleted in its entirety and replaced by the following:

Regulation under the Commodity Exchange Act—The Advisor is registered as a “commodity pool operator” (“CPO”) under the Commodity Exchange Act (“CEA”) and the rules of the U.S. Commodity Futures Trading Commission (“CFTC”) and is subject to CFTC regulation with respect to the Fund. The CFTC has adopted rules regarding the disclosure, reporting and recordkeeping requirements that apply with respect to the Fund as a result of the Advisor’s registration as a CPO. Generally, these rules allow for substituted compliance with CFTC disclosure and shareholder reporting requirements, based on the Advisor’s compliance with comparable SEC requirements. This means that for most of the CFTC’s disclosure and shareholder reporting requirements applicable to the Advisor as the Fund’s CPO, the Advisor’s compliance with SEC disclosure and shareholder reporting requirements will be deemed to fulfill the Advisor’s CFTC compliance obligations. However, as a result of CFTC regulation with respect to the Fund, the Fund may incur additional compliance and other expenses. The Advisor is also registered as a “commodity trading advisor” (“CTA”) but, with respect to the Fund, relies on an exemption from CTA regulation available for a CTA that also serves as the Fund’s CPO. The CFTC has neither reviewed nor approved the Fund, its investment strategies, or this prospectus.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

The UBS Funds	SAI Supplement

The UBS Funds
UBS Global Allocation Fund
Supplement to the Statement of Additional Information

October 15, 2015

Dear Investor,

The purpose of this supplement is to update the Statement of Additional Information (“SAI”) of the UBS Global Allocation Fund series (the "Fund") of The UBS Funds dated October 28, 2014, as supplemented, regarding certain regulatory requirements affecting the Fund.

UBS Global Asset Management (Americas) Inc. (the “Advisor”) is now subject to registration and regulation as a commodity pool operator under the Commodity Exchange Act with respect to its services to the Fund.

Therefore, the information relating to the Fund under the heading “Commodity pool operator exclusions and regulation” on pages 23-24 of the SAI is deleted in its entirety and replaced by the following:

The Advisor is registered as a “commodity pool operator” (“CPO”) under the Commodity Exchange Act (“CEA”) and the rules of the U.S. Commodity Futures Trading Commission (“CFTC”) and is subject to CFTC regulation with respect to the Fund. The CFTC has adopted rules regarding the disclosure, reporting and recordkeeping requirements that apply with respect to the Fund as a result of the Advisor’s registration as a CPO. Generally, these rules allow for substituted compliance with CFTC disclosure and shareholder reporting requirements, based on the Advisor’s compliance with comparable SEC requirements. This means that for most of the CFTC’s disclosure and shareholder reporting applicable to the Advisor as the Fund’s CPO, the Advisor’s compliance with SEC disclosure and shareholder reporting will be deemed to fulfill the Advisor’s CFTC compliance obligations. However, as a result of CFTC regulation with respect to the Fund, the Fund may incur additional compliance and other expenses. The CFTC has neither reviewed nor approved the Fund, its investment strategies, or this SAI.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.